2. Summary of Significant Accounting Policies (Details Narrative) (March 2021) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (682,516)	$ (922,306)	$ (2,537,113)	$ (3,175,543)
Net cash flows used in operating activities	(438,775)	(649,587)	(1,955,091)	(1,697,771)
Accumulated deficit	(10,398,630)		(9,716,114)	(7,179,001)
Cash equivalents	0		0	0
Allowance for doutful accounts	52,876		44,519	22,612
Inventory reserve	67,275		70,562	71,414
Deferred tax assets or liabilities	0		0	0
Uncertain tax positions	0		$ 0	$ 0
Impairment of long-lived assets	0	$ 0
Financial Institution [Member]
Bank loan	$ 1,500,000
Debt maturity date	Dec. 31, 2026
Private Related Party [Member]
Note payable - related party	$ 1,500,000
Interest rate	10.00%
Debt maturity date	Mar. 15, 2022